Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Schedule of reconciliation of financial statements to the Form 5500
The following is a reconciliation of net assets available for benefits as disclosed per the financial statements to the Form 5500.

December 31,	2025	2024
Net assets available for benefits per the financial statements	$61,516,155,510	$52,369,173,291
Less: Amounts allocated to withdrawing Participants	(15,909,442)	(6,648,075)
Net assets available for benefits per Form 5500	$61,500,246,068	$52,362,525,216
The following is a reconciliation of benefits paid to Participants as disclosed per the financial statements to Form 5500.

Year ended December 31,	2025	2024
Benefits paid to Participants per the financial statements	$4,276,659,525	$3,580,000,204
Add: Amounts allocated to withdrawing Participants at end of year	15,909,442	6,648,075
Less: Amounts allocated to withdrawing Participants at beginning of year	(6,648,075)	(7,442,767)
Benefits paid to Participants per Form 5500	$4,285,920,892	$3,579,205,512